Related party transactions - Loans Analysis to Executive Officers, Certain Management, Bank Directors and Their Affiliates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financing Receivable, Related Parties [Roll Forward]
Loans outstanding at January 1, 2020	$ 30,880
New loans and advances	10,492
Change in related party status	(3,462)
Repayments	(13,235)
Loans outstanding at December 31, 2020	$ 24,675